Exhibit 99.1

World Omni Auto Receivables Trust 2023-D
Monthly Servicer Certificate
September 30, 2025

Dates Covered

Collections Period	09/01/25 - 09/30/25
Interest Accrual Period	09/15/25 - 10/14/25
30/360 Days	30
Actual/360 Days	30
Distribution Date	10/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/25	411,638,582.23	21,584
Yield Supplement Overcollateralization Amount 08/31/25	32,031,608.14	0
Receivables Balance 08/31/25	443,670,190.37	21,584
Principal Payments	19,755,785.62	771
Defaulted Receivables	926,157.65	43
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/25	29,941,911.23	0
Pool Balance at 09/30/25	393,046,335.87	20,770

Pool Statistics	$ Amount	# of Accounts
Pool Factor	37.79%
Prepayment ABS Speed	1.45%
Aggregate Starting Principal Balance	1,119,368,245.46	42,446

Delinquent Receivables:
Past Due 31-60 days	8,277,545.81	329
Past Due 61-90 days	2,492,533.73	93
Past Due 91-120 days	412,328.36	16
Past Due 121+ days	0.00	0
Total	11,182,407.90	438

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.64%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.69%
Delinquency Trigger Occurred	NO

Recoveries	524,111.04
Aggregate Net Losses/(Gains) - September 2025	402,046.61
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	1.09%
Prior Net Losses/(Gains) Ratio	0.62%
Second Prior Net Losses/(Gains) Ratio	0.34%
Third Prior Net Losses/(Gains) Ratio	0.50%
Four Month Average	0.64%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.66%

Overcollateralization Target Amount	5,009,268.48
Actual Overcollateralization	5,009,268.48
Weighted Average Contract Rate	6.35%
Weighted Average Contract Rate, Yield Adjusted	10.97%
Weighted Average Remaining Term	41.86

Flow of Funds	$ Amount
Collections	22,657,709.36
Investment Earnings on Cash Accounts	11,175.57
Servicing Fee	(369,725.16)
Transfer to Collection Account	-
Available Funds	22,299,159.77

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,747,553.44
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	153,556.50
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	78,479.50
(7) Noteholders' Third Priority Principal Distributable Amount	13,582,977.88
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,009,268.48
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,727,323.97

Total Distributions of Available Funds	22,299,159.77

Servicing Fee	369,725.16
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	954,260,000.00
Original Class B	30,060,000.00
Original Class C	15,020,000.00

Total Class A, B, & C
Note Balance @ 09/15/25	406,629,313.75
Principal Paid	18,592,246.36
Note Balance @ 10/15/25	388,037,067.39

Class A-1
Note Balance @ 09/15/25	0.00
Principal Paid	0.00
Note Balance @ 10/15/25	0.00
Note Factor @ 10/15/25	0.0000000%

Class A-2a
Note Balance @ 09/15/25	0.00
Principal Paid	0.00
Note Balance @ 10/15/25	0.00
Note Factor @ 10/15/25	0.0000000%

Class A-2b
Note Balance @ 09/15/25	0.00
Principal Paid	0.00
Note Balance @ 10/15/25	0.00
Note Factor @ 10/15/25	0.0000000%

Class A-3
Note Balance @ 09/15/25	299,989,313.75
Principal Paid	18,592,246.36
Note Balance @ 10/15/25	281,397,067.39
Note Factor @ 10/15/25	88.5453327%

Class A-4
Note Balance @ 09/15/25	61,560,000.00
Principal Paid	0.00
Note Balance @ 10/15/25	61,560,000.00
Note Factor @ 10/15/25	100.0000000%

Class B
Note Balance @ 09/15/25	30,060,000.00
Principal Paid	0.00
Note Balance @ 10/15/25	30,060,000.00
Note Factor @ 10/15/25	100.0000000%

Class C
Note Balance @ 09/15/25	15,020,000.00
Principal Paid	0.00
Note Balance @ 10/15/25	15,020,000.00
Note Factor @ 10/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,979,589.44
Total Principal Paid	18,592,246.36
Total Paid	20,571,835.80

Class A-1
Coupon	5.66800%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.91000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
SOFR Rate	4.37208%
Coupon	4.95208%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	5.79000%
Interest Paid	1,447,448.44
Principal Paid	18,592,246.36
Total Paid to A-3 Holders	20,039,694.80

Class A-4
Coupon	5.85000%
Interest Paid	300,105.00
Principal Paid	0.00
Total Paid to A-4 Holders	300,105.00

Class B
Coupon	6.13000%
Interest Paid	153,556.50
Principal Paid	0.00
Total Paid to B Holders	153,556.50

Class C
Coupon	6.27000%
Interest Paid	78,479.50
Principal Paid	0.00
Total Paid to C Holders	78,479.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.9808968
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	18.6045253
Total Distribution Amount	20.5854221

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	4.5545892
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	58.5029778
Total A-3 Distribution Amount	63.0575670

A-4 Interest Distribution Amount	4.8750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.8750000

B Interest Distribution Amount	5.1083333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	5.1083333

C Interest Distribution Amount	5.2250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	5.2250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	730.57
Noteholders' Principal Distributable Amount	269.43

Account Balances	$ Amount
Reserve Account
Balance as of 09/15/25	2,504,634.24
Investment Earnings	8,469.86
Investment Earnings Paid	(8,469.86)
Deposit/(Withdrawal)	-
Balance as of 10/15/25	2,504,634.24
Change	-

Required Reserve Amount	2,504,634.24

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,496,630.65	2,706,035.53	3,209,967.80
Number of Extensions	91	95	112
Ratio of extensions to Beginning of Period Receivables Balance	0.56%	0.58%	0.66%